FI - Roll-forward of assets measured at fair value on recurring basis (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assets measured at fair value on a recurring basis for level 3
Transfers in, assets	SFr 2,702	SFr 5,792
Transfers out, assets	(3,165)	(7,340)
Recurring basis | Interest-bearing deposits with banks
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1	0
Transfers in, assets	40	0
Transfers out, assets	0	0
Purchases, assets	0	49
Sales, assets	(41)	(49)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	1
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	0	0
Balance at end of period, assets	0	1
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	174	158
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	26	279
Settlements, assets	(193)	(270)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	1
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(7)	6
Balance at end of period, assets	0	174
Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	70	0
Transfers in, assets	3	0
Transfers out, assets	(1)	0
Purchases, assets	65	100
Sales, assets	(86)	(33)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(5)	3
Balance at end of period, assets	46	70
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	12,765	14,531
Transfers in, assets	1,159	4,226
Transfers out, assets	(2,046)	(3,861)
Purchases, assets	15,810	8,128
Sales, assets	(18,032)	(9,215)
Issuances, assets	1,317	1,484
Settlements, assets	(2,068)	(3,286)
Gain (loss) on transfers in/out included in trading revenues, assets	121	(32)
Gain (loss) on all other activity included in trading revenues, assets	252	291
Gain (loss) on transfers in/out included in other revenues, assets	6	0
Gain (loss) on all other activity included in other revenues, assets	1	(12)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(531)	511
Balance at end of period, assets	8,754	12,765
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,977	4,563
Transfers in, assets	608	1,574
Transfers out, assets	(1,074)	(1,487)
Purchases, assets	2,747	3,753
Sales, assets	(3,705)	(4,514)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(4)	(1)
Gain (loss) on all other activity included in trading revenues, assets	(80)	(134)
Gain (loss) on transfers in/out included in other revenues, assets	6	0
Gain (loss) on all other activity included in other revenues, assets	1	10
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(184)	213
Balance at end of period, assets	2,292	3,977
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,674	1,745
Transfers in, assets	276	836
Transfers out, assets	(654)	(677)
Purchases, assets	2,203	2,642
Sales, assets	(2,005)	(2,945)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(4)	0
Gain (loss) on all other activity included in trading revenues, assets	14	(42)
Gain (loss) on transfers in/out included in other revenues, assets	6	0
Gain (loss) on all other activity included in other revenues, assets	0	8
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(98)	107
Balance at end of period, assets	1,412	1,674
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	605	814
Transfers in, assets	280	587
Transfers out, assets	(229)	(573)
Purchases, assets	85	525
Sales, assets	(305)	(668)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	3	(6)
Gain (loss) on all other activity included in trading revenues, assets	(95)	(91)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(24)	17
Balance at end of period, assets	320	605
Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	65	215
Transfers in, assets	6	26
Transfers out, assets	(17)	(12)
Purchases, assets	2	51
Sales, assets	(13)	(169)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(3)	(1)
Gain (loss) on all other activity included in trading revenues, assets	(21)	(45)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(3)	0
Balance at end of period, assets	16	65
Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,165	1,298
Transfers in, assets	39	82
Transfers out, assets	(157)	(166)
Purchases, assets	174	488
Sales, assets	(1,047)	(578)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	2
Gain (loss) on all other activity included in trading revenues, assets	(16)	2
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(32)	35
Balance at end of period, assets	126	1,165
Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	240	871
Transfers in, assets	49	111
Transfers out, assets	(35)	(136)
Purchases, assets	146	527
Sales, assets	(260)	(1,057)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	(45)
Gain (loss) on all other activity included in trading revenues, assets	33	(38)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(10)	7
Balance at end of period, assets	163	240
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,305	4,831
Transfers in, assets	416	1,683
Transfers out, assets	(839)	(1,017)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	1,317	1,484
Settlements, assets	(1,817)	(2,972)
Gain (loss) on transfers in/out included in trading revenues, assets	123	7
Gain (loss) on all other activity included in trading revenues, assets	(63)	173
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(22)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(153)	138
Balance at end of period, assets	3,289	4,305
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	748	791
Transfers in, assets	56	48
Transfers out, assets	(53)	(60)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	118	130
Settlements, assets	(183)	(293)
Gain (loss) on transfers in/out included in trading revenues, assets	6	0
Gain (loss) on all other activity included in trading revenues, assets	104	117
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	5	15
Balance at end of period, assets	801	748
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	914	936
Transfers in, assets	142	282
Transfers out, assets	(98)	(328)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	443	428
Settlements, assets	(597)	(473)
Gain (loss) on transfers in/out included in trading revenues, assets	14	9
Gain (loss) on all other activity included in trading revenues, assets	58	32
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(22)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(43)	50
Balance at end of period, assets	833	914
Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	688	1,568
Transfers in, assets	216	961
Transfers out, assets	(252)	(617)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	381	543
Settlements, assets	(297)	(1,710)
Gain (loss) on transfers in/out included in trading revenues, assets	38	1
Gain (loss) on all other activity included in trading revenues, assets	(110)	(64)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(30)	6
Balance at end of period, assets	634	688
Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,243	4,266
Transfers in, assets	86	858
Transfers out, assets	(98)	(1,221)
Purchases, assets	12,917	3,848
Sales, assets	(14,067)	(3,644)
Issuances, assets	0	0
Settlements, assets	(251)	(314)
Gain (loss) on transfers in/out included in trading revenues, assets	2	7
Gain (loss) on all other activity included in trading revenues, assets	362	290
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(184)	153
Balance at end of period, assets	3,010	4,243
Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	72	148
Transfers in, assets	0	18
Transfers out, assets	(17)	(38)
Purchases, assets	100	95
Sales, assets	(113)	(121)
Issuances, assets	0	0
Settlements, assets	(90)	(124)
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	(10)
Gain (loss) on all other activity included in trading revenues, assets	95	100
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(4)	4
Balance at end of period, assets	42	72
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,906	2,035
Transfers in, assets	23	7
Transfers out, assets	(22)	(2)
Purchases, assets	350	332
Sales, assets	(589)	(634)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	9	64
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	9	22
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(85)	82
Balance at end of period, assets	1,601	1,906
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,588	1,669
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	185	186
Sales, assets	(418)	(353)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	16	33
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(70)	53
Balance at end of period, assets	1,301	1,588
Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	318	366
Transfers in, assets	23	7
Transfers out, assets	(22)	(2)
Purchases, assets	165	146
Sales, assets	(171)	(281)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(7)	31
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	9	22
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(15)	29
Balance at end of period, assets	300	318
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,585	8,950
Transfers in, assets	1,130	969
Transfers out, assets	(947)	(1,942)
Purchases, assets	106	524
Sales, assets	(580)	(1,443)
Issuances, assets	1,151	3,574
Settlements, assets	(2,743)	(4,281)
Gain (loss) on transfers in/out included in trading revenues, assets	15	(43)
Gain (loss) on all other activity included in trading revenues, assets	85	(11)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(272)	288
Balance at end of period, assets	4,530	6,585
Recurring basis | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,816	5,735
Transfers in, assets	448	486
Transfers out, assets	(482)	(583)
Purchases, assets	71	97
Sales, assets	(395)	(1,007)
Issuances, assets	590	1,994
Settlements, assets	(1,705)	(2,987)
Gain (loss) on transfers in/out included in trading revenues, assets	(2)	(14)
Gain (loss) on all other activity included in trading revenues, assets	21	(74)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(155)	169
Balance at end of period, assets	2,207	3,816
Recurring basis | Financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,829	1,729
Transfers in, assets	352	77
Transfers out, assets	(126)	(348)
Purchases, assets	33	335
Sales, assets	(176)	(348)
Issuances, assets	444	974
Settlements, assets	(821)	(701)
Gain (loss) on transfers in/out included in trading revenues, assets	28	1
Gain (loss) on all other activity included in trading revenues, assets	(6)	41
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(77)	69
Balance at end of period, assets	1,480	1,829
Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	138	112
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	23	16
Sales, assets	(1)	(1)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	4	6
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(6)	5
Balance at end of period, assets	158	138
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,679	7,087
Transfers in, assets	347	572
Transfers out, assets	(132)	(1,497)
Purchases, assets	759	2,464
Sales, assets	(1,056)	(6,801)
Issuances, assets	1,054	898
Settlements, assets	(885)	(975)
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	(46)
Gain (loss) on all other activity included in trading revenues, assets	(172)	(208)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(4)	(9)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(78)	194
Balance at end of period, assets	1,511	1,679
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,316	6,768
Transfers in, assets	286	355
Transfers out, assets	(113)	(1,251)
Purchases, assets	667	2,192
Sales, assets	(904)	(6,696)
Issuances, assets	1,053	898
Settlements, assets	(885)	(975)
Gain (loss) on transfers in/out included in trading revenues, assets	(2)	(59)
Gain (loss) on all other activity included in trading revenues, assets	0	(88)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(4)	(8)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(64)	180
Balance at end of period, assets	1,350	1,316
Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	(39)
Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	23,390	33,021
Transfers in, assets	2,702	5,792
Transfers out, assets	(3,165)	(7,340)
Purchases, assets	17,213	11,708
Sales, assets	(20,498)	(18,297)
Issuances, assets	3,548	6,235
Settlements, assets	(5,979)	(8,936)
Gain (loss) on transfers in/out included in trading revenues, assets	134	(131)
Gain (loss) on all other activity included in trading revenues, assets	269	238
Gain (loss) on transfers in/out included in other revenues, assets	6	0
Gain (loss) on all other activity included in other revenues, assets	10	7
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(988)	1,093
Balance at end of period, assets	16,642	23,390
Bank | Recurring basis | Interest-bearing deposits with banks
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1
Transfers in, assets	40
Transfers out, assets	0
Purchases, assets	0	49
Sales, assets	(41)	(49)
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	0	1
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	0
Balance at end of period, assets	0	1
Bank | Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	174	158
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	26	279
Settlements, assets	(193)	(270)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	1
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(7)	6
Balance at end of period, assets	0	174
Bank | Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	70	0
Transfers in, assets	3	0
Transfers out, assets	(1)	0
Purchases, assets	65	100
Sales, assets	(86)	(33)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(5)	3
Balance at end of period, assets	46	70
Bank | Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	12,765	14,532
Transfers in, assets	1,159	4,226
Transfers out, assets	(2,046)	(3,861)
Purchases, assets	15,810	8,128
Sales, assets	(18,032)	(9,215)
Issuances, assets	1,317	1,484
Settlements, assets	(2,068)	(3,286)
Gain (loss) on transfers in/out included in trading revenues, assets	121	(32)
Gain (loss) on all other activity included in trading revenues, assets	252	291
Gain (loss) on transfers in/out included in other revenues, assets	6	0
Gain (loss) on all other activity included in other revenues, assets	1	(12)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(531)	510
Balance at end of period, assets	8,754	12,765
Bank | Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,977	4,564
Transfers in, assets	608	1,574
Transfers out, assets	(1,074)	(1,487)
Purchases, assets	2,747	3,753
Sales, assets	(3,705)	(4,514)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(4)	(1)
Gain (loss) on all other activity included in trading revenues, assets	(80)	(134)
Gain (loss) on transfers in/out included in other revenues, assets	6	0
Gain (loss) on all other activity included in other revenues, assets	1	10
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(184)	212
Balance at end of period, assets	2,292	3,977
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,674	1,746
Transfers in, assets	276	836
Transfers out, assets	(654)	(677)
Purchases, assets	2,203	2,642
Sales, assets	(2,005)	(2,945)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(4)	0
Gain (loss) on all other activity included in trading revenues, assets	14	(42)
Gain (loss) on transfers in/out included in other revenues, assets	6	0
Gain (loss) on all other activity included in other revenues, assets	0	8
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(98)	106
Balance at end of period, assets	1,412	1,674
Bank | Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	605	814
Transfers in, assets	280	587
Transfers out, assets	(229)	(573)
Purchases, assets	85	525
Sales, assets	(305)	(668)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	3	(6)
Gain (loss) on all other activity included in trading revenues, assets	(95)	(91)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(24)	17
Balance at end of period, assets	320	605
Bank | Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	65	215
Transfers in, assets	6	26
Transfers out, assets	(17)	(12)
Purchases, assets	2	51
Sales, assets	(13)	(169)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(3)	(1)
Gain (loss) on all other activity included in trading revenues, assets	(21)	(45)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(3)	0
Balance at end of period, assets	16	65
Bank | Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,165	1,298
Transfers in, assets	39	82
Transfers out, assets	(157)	(166)
Purchases, assets	174	488
Sales, assets	(1,047)	(578)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	2
Gain (loss) on all other activity included in trading revenues, assets	(16)	2
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(32)	35
Balance at end of period, assets	126	1,165
Bank | Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	240	871
Transfers in, assets	49	111
Transfers out, assets	(35)	(136)
Purchases, assets	146	527
Sales, assets	(260)	(1,057)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	(45)
Gain (loss) on all other activity included in trading revenues, assets	33	(38)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(10)	7
Balance at end of period, assets	163	240
Bank | Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,305	4,831
Transfers in, assets	416	1,683
Transfers out, assets	(839)	(1,017)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	1,317	1,484
Settlements, assets	(1,817)	(2,972)
Gain (loss) on transfers in/out included in trading revenues, assets	123	7
Gain (loss) on all other activity included in trading revenues, assets	(63)	173
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(22)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(153)	138
Balance at end of period, assets	3,289	4,305
Bank | Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	748	791
Transfers in, assets	56	48
Transfers out, assets	(53)	(60)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	118	130
Settlements, assets	(183)	(293)
Gain (loss) on transfers in/out included in trading revenues, assets	6	0
Gain (loss) on all other activity included in trading revenues, assets	104	117
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	5	15
Balance at end of period, assets	801	748
Bank | Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	914	936
Transfers in, assets	142	282
Transfers out, assets	(98)	(328)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	443	428
Settlements, assets	(597)	(473)
Gain (loss) on transfers in/out included in trading revenues, assets	14	9
Gain (loss) on all other activity included in trading revenues, assets	58	32
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(22)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(43)	50
Balance at end of period, assets	833	914
Bank | Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	688	1,568
Transfers in, assets	216	961
Transfers out, assets	(252)	(617)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	381	543
Settlements, assets	(297)	(1,710)
Gain (loss) on transfers in/out included in trading revenues, assets	38	1
Gain (loss) on all other activity included in trading revenues, assets	(110)	(64)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(30)	6
Balance at end of period, assets	634	688
Bank | Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,243	4,266
Transfers in, assets	86	858
Transfers out, assets	(98)	(1,221)
Purchases, assets	12,917	3,848
Sales, assets	(14,067)	(3,644)
Issuances, assets	0	0
Settlements, assets	(251)	(314)
Gain (loss) on transfers in/out included in trading revenues, assets	2	7
Gain (loss) on all other activity included in trading revenues, assets	362	290
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(184)	153
Balance at end of period, assets	3,010	4,243
Bank | Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	72	148
Transfers in, assets	0	18
Transfers out, assets	(17)	(38)
Purchases, assets	100	95
Sales, assets	(113)	(121)
Issuances, assets	0	0
Settlements, assets	(90)	(124)
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	(10)
Gain (loss) on all other activity included in trading revenues, assets	95	100
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(4)	4
Balance at end of period, assets	42	72
Bank | Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,906	2,034
Transfers in, assets	23	8
Transfers out, assets	(22)	(2)
Purchases, assets	324	309
Sales, assets	(562)	(611)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	9	64
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	9	22
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(86)	82
Balance at end of period, assets	1,601	1,906
Bank | Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,588	1,669
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	185	186
Sales, assets	(418)	(353)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	16	33
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(70)	53
Balance at end of period, assets	1,301	1,588
Bank | Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	318	365
Transfers in, assets	23	8
Transfers out, assets	(22)	(2)
Purchases, assets	139	123
Sales, assets	(144)	(258)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(7)	31
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	9	22
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(16)	29
Balance at end of period, assets	300	318
Bank | Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,585	8,950
Transfers in, assets	1,130	969
Transfers out, assets	(947)	(1,942)
Purchases, assets	106	524
Sales, assets	(580)	(1,443)
Issuances, assets	1,151	3,574
Settlements, assets	(2,743)	(4,281)
Gain (loss) on transfers in/out included in trading revenues, assets	15	(43)
Gain (loss) on all other activity included in trading revenues, assets	85	(11)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(272)	288
Balance at end of period, assets	4,530	6,585
Bank | Recurring basis | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,816	5,735
Transfers in, assets	448	486
Transfers out, assets	(482)	(583)
Purchases, assets	71	97
Sales, assets	(395)	(1,007)
Issuances, assets	590	1,994
Settlements, assets	(1,705)	(2,987)
Gain (loss) on transfers in/out included in trading revenues, assets	(2)	(14)
Gain (loss) on all other activity included in trading revenues, assets	21	(74)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(155)	169
Balance at end of period, assets	2,207	3,816
Bank | Recurring basis | Financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,829	1,729
Transfers in, assets	352	77
Transfers out, assets	(126)	(348)
Purchases, assets	33	335
Sales, assets	(176)	(348)
Issuances, assets	444	974
Settlements, assets	(821)	(701)
Gain (loss) on transfers in/out included in trading revenues, assets	28	1
Gain (loss) on all other activity included in trading revenues, assets	(6)	41
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(77)	69
Balance at end of period, assets	1,480	1,829
Bank | Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	138	112
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	23	16
Sales, assets	(1)	(1)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	4	6
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(6)	5
Balance at end of period, assets	158	138
Bank | Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,679	7,087
Transfers in, assets	347	572
Transfers out, assets	(132)	(1,497)
Purchases, assets	759	2,464
Sales, assets	(1,056)	(6,801)
Issuances, assets	1,054	898
Settlements, assets	(885)	(975)
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	(46)
Gain (loss) on all other activity included in trading revenues, assets	(172)	(208)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(4)	(9)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(78)	194
Balance at end of period, assets	1,511	1,679
Bank | Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,316	6,768
Transfers in, assets	286	355
Transfers out, assets	(113)	(1,251)
Purchases, assets	667	2,192
Sales, assets	(904)	(6,696)
Issuances, assets	1,053	898
Settlements, assets	(885)	(975)
Gain (loss) on transfers in/out included in trading revenues, assets	(2)	(59)
Gain (loss) on all other activity included in trading revenues, assets	0	(88)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(4)	(8)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(64)	180
Balance at end of period, assets	1,350	1,316
Bank | Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	(39)
Bank | Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	23,390	33,021
Transfers in, assets	2,702	5,793
Transfers out, assets	(3,165)	(7,340)
Purchases, assets	17,187	11,685
Sales, assets	(20,471)	(18,274)
Issuances, assets	3,548	6,235
Settlements, assets	(5,979)	(8,936)
Gain (loss) on transfers in/out included in trading revenues, assets	134	(131)
Gain (loss) on all other activity included in trading revenues, assets	269	238
Gain (loss) on transfers in/out included in other revenues, assets	6	0
Gain (loss) on all other activity included in other revenues, assets	10	7
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(989)	1,092
Balance at end of period, assets	SFr 16,642	SFr 23,390